SCHEDULE OF PROPERTY, EQUIPMENT , NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 21,404	¥ 22,258
Accumulated depreciation		(19,463)	(18,571)
Property and Equipment, net	$ 278	1,941	3,687
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		11,734	12,588
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		7,238	7,238
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 2,432	¥ 2,432